Offerings	Mar. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares (no par value)
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares (no par value)
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 5,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690,500.00
Offering Note	There are being registered under the Registration Statement to which this exhibit pertains (this "Registration Statement") such indeterminate number of common shares, preferred shares, subscription receipts, share purchase contracts and units of Nutrien Ltd. (the "Registrant") and such indeterminate amount of unsecured debt securities of the Registrant consisting of debentures, notes or other unsecured evidence of indebtedness as shall have an aggregate initial offering price not to exceed $5,000,000,000 (or its equivalent in any other currency used to denominate the securities). Each subscription receipt will be issued under a subscription receipt agreement and will represent a right to exchange such subscription receipt into common shares, preferred shares, debt securities or share purchase contracts. Each unit will consist of one or more of the Registrant's common shares, preferred shares, subscription receipts, debt securities and/or share purchase contracts. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. The Registrant previously paid $738,000 (Registrant transferred funds of $506,250 and used available offsets for the remainder of the fee) with respect to the Registration Statement on Form F-10 (File No. 333-278180) filed on March 22, 2024 (the "2024 Registration Statement"), pertaining to the registration of $5,000,000 of securities of the Registrant, of which $442,800 remains unutilized and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this registration statement is $690,500, taking into consideration the available offset of $442,800 from the 2024 Registration Statement, the Registrant has accordingly transmitted $247,700 otherwise due for this Registration Statement. See footnote (4) to Table 2 below for details regarding the relevant contemporaneous fee payment.